March 7, 2016

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Avondale Funds on behalf of the Avondale Core Investment Fund

Post Effective Amendment No. 1 to the Registration Statement

on Form N-1A Registration No. 333-198319, 811-22981

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Avondale Funds on behalf of the Avondale Core Investment Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Avondale Funds (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 29, 2016.

Questions related to this filing should be directed to C. Richard Ropka, Esq. of Law Office of C. Richard Ropka, LLC at (856) 374-1744.

Very truly yours,

Avondale Funds

By: /s/ Scott Krisiloff

      Scott Krisiloff, President

cc: C. Richard Ropka, Esq.